AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2007.

SECURITIES ACT FILE NO. 333-135916

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  [    ]

POST-EFFECTIVE AMENDMENT NO. 2

SMITH BARNEY MONEY FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class B and Class C shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on September 8, 2006.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article SEVENTH of Registrant’s Articles of Incorporation for a complete statement of its terms.

Subparagraph (9) of Article SEVENTH provides: “Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.”

Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Legg Mason Partners Fund Advisor, LLC (Registrant’s Manager) and affiliated investment companies.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person of the Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1(a) Articles Supplementary to the Articles of Incorporation dated November 7, 1985, January 30, 1984, August 12, 1980 and May 8, 1980 are incorporated by reference to Exhibits (a) through (d) to Post-Effective Amendment No. 32.

1(b) Articles Supplementary to the Articles of Incorporation dated December 5, 1990 and Articles of Amendment dated April 19, 1991 are incorporated by reference to Exhibits 1(b) and (c) to Post-Effective Amendment No. 35.

1(c) Articles of Amendment to the Articles of Incorporation dated October 28, 1992 and Articles Supplementary to the Articles of Incorporation dated December 8, 1992 are incorporated by reference to Exhibits 1(c) and (d) to Post-Effective Amendment No. 41.

1(d) Certificate of Correction dated July 15, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

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1(e) Articles Supplementary to the Articles of Incorporation dated July 19, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

1(f) Articles of Amendment to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

1(g) Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

1(h) Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

1(i) Articles Supplementary to Articles of Incorporation dated January 16, 1996 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

1(j) Articles Supplementary to Articles of Incorporation dated January 30, 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

1(k) Articles of Amendment to Articles of Incorporation dated June 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

1(l) Articles of Amendment to Articles of Incorporation dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 58.

2 Amended and Restated By-laws are incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 57.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization included in Appendix A to Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registration Statement on Form N-14, filed on July 21, 2006.

5 Specimen Stock Certificate for Cash Portfolio is incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 32.

6 Management Agreement for the Cash Portfolio is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 62 filed on April 28, 2006.

7(a) Selling Group Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 52 filed on April 30, 1999.

7(b) Amended Distribution Agreement between Registrant and Citigroup Global Markets Inc. is incorporated by reference to Post-Effective Amendment No. 62 filed on April 28, 2006.

7(c) Amended Distribution Agreement between Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 62 filed on April 28, 2006.

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7(d) Distribution Agreement, dated December 1, 2005, between the Registrant and Legg Mason Investor Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

8 Not applicable.

9 Form of Custodian Agreement with State Street Bank and Trust Company dated January 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

10(a) Amended Plan of Distribution pursuant to Rule 12b-1 for the Registrant is incorporated by reference to Post-Effective Amendment No. 62 filed on April 28, 2006.

10(b) Amended and Restated 18f-3 Plan is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(b) Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12 Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is filed herewith.

13 Not applicable.

14 Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not applicable.

16 Power of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Form of Proxy Card is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Statement of Additional Information of the Registrant dated April 28, 2006 as filed in Post-Effective Amendment No. 62 to the Registration Statement (File No. 811-02490) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Annual Report of the Registrant for the year ended December 31, 2005 on Form N-CSR filed by the Registrant on March 10, 2006 (File No. 811-02490) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

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17(d) Prospectus and Statement of Additional Information of Legg Mason Partners Exchange Reserve Fund dated November 28, 2005 as filed in Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Legg Mason Partners Income Funds (File No .811-04254) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Annual Report of Legg Mason Partners Exchange Reserve Fund for the year ended July 31, 2005 on Form N-CSR filed by Legg Mason Partners Income Funds on October 11, 2005 (File No. 811-04254) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Semi-Annual Report of Legg Mason Partners Exchange Reserve Fund for the six months ended January 31, 2006 on Form N-CSRS filed by Legg Mason Partners Income Funds on April 7, 2006 (File No. 811-04254) is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies as amended September 13, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h) Transfer Agency and Services Agreement between Registrant and PFPC, Inc. dated January 1, 2006, is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of May, 2007.

SMITH BARNEY MONEY FUNDS, INC.
on behalf of Cash Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE
/s/ R. Jay Gerken R. Jay Gerken	Director, Chairman of the Board, President and Chief Executive Officer	May 31, 2007

/s/ Robert Brault Robert Brault	Chief Financial Officer and Treasurer	May 31, 2007

/s/ Lee Abraham* Lee Abraham	Director	May 31, 2007

/s/ Jane F. Dasher* Jane F. Dasher	Director	May 31, 2007

/s/ Donald R. Foley* Donald R. Foley	Director	May 31, 2007

/s/ Richard Hanson, Jr.* Richard Hanson, Jr.	Director	May 31, 2007

/s/ Paul Hardin* Paul Hardin	Director	May 31, 2007

/s/ Roderick C. Rasmussen* Roderick C. Rasmussen	Director	May 31, 2007

/s/ John P. Toolan* John P. Toolan	Director	May 31, 2007

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement.